Private Placement Warrants (Details) - USD ($)	Oct. 19, 2021	Dec. 31, 2023
Private Placement [Member]
Private Placement Warrants [Line Items]
Price per warrant	$ 0.75
IPO [Member]
Private Placement Warrants [Line Items]
Common stock shares		1
Private Placement Warrants [Member] | Private Placement [Member]
Private Placement Warrants [Line Items]
Sale of private placemets warrants	7,133,333
Gross proceeds	$ 5,350,000
Warrant [Member] | Private Placement [Member]
Private Placement Warrants [Line Items]
Common stock shares		1
Warrant [Member] | IPO [Member]
Private Placement Warrants [Line Items]
Price per share		$ 11.5